Net debt - Analysis of changes in net debt (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Cash and cash equivalents
Cash and cash equivalents excluding bank overdrafts, beginning balance	£ 329,000,000		£ 1,139,000,000		£ 127,000,000
Cash flow, cash and cash equivalents	(80,000,000)		(807,000,000)		1,001,000,000
Fair value gains and losses and exchange movements, cash and cash equivalents	3,000,000		(3,000,000)		16,000,000
Disposal, cash and cash equivalents					(5,000,000)
Cash and cash equivalents excluding bank overdrafts, ending balance	252,000,000		329,000,000		1,139,000,000
Bank overdrafts
Bank overdrafts, beginning balance	0		0		(3,000,000)
Cash flow, bank overdrafts					(17,000,000)
Disposal, bank overdrafts					20,000,000
Bank overdrafts, ending balance	0		0		0
Net cash and cash equivalents
Cash and cash equivalents, beginning balance	329,000,000	[1]	1,139,000,000	[1]	124,000,000
Net (decrease)/increase in cash and cash equivalents	(80,000,000)		(807,000,000)	[1]	984,000,000
Fair value gains and losses and exchange movements, net cash and cash equivalents	3,000,000		(3,000,000)	[1]	16,000,000
Disposal, Net cash and cash equivalents					15,000,000
Cash and cash equivalents, ending balance	252,000,000		329,000,000	[1]	1,139,000,000	[1]
Financial investments
Financial investments, beginning balance	2,694,000,000		8,741,000,000		2,998,000,000
Cash flow, financial investments	(846,000,000)		(5,983,000,000)		5,624,000,000
Fair value gains and losses and exchange movements, financial investments	93,000,000		(149,000,000)		141,000,000
Interest income/(charges), financial investments	29,000,000		85,000,000		53,000,000
Other non-cash movements, financial investments	11,000,000
Disposal, financial investments					(75,000,000)
Financial investments, ending balance	1,981,000,000		2,694,000,000		8,741,000,000
Borrowings
Borrowings, beginning balance	(26,625,000,000)		(28,638,000,000)		(28,341,000,000)
Cash flow, borrowings	(240,000,000)		2,108,000,000		(2,196,000,000)
Fair value gains and losses and exchange movements, borrowings	(733,000,000)		1,088,000,000		(1,527,000,000)
Interest income/(charges), borrowings	(1,062,000,000)		(1,117,000,000)		(2,221,000,000)
Other non-cash movements, borrowings	(38,000,000)		(66,000,000)		(294,000,000)
Disposal, borrowings					5,941,000,000
Impact of transition to IFRS 9			(32,000,000)		0		£ 0
Borrowings, ending balance	(28,730,000,000)		(26,625,000,000)		(28,638,000,000)
Financing derivatives
Financing derivatives, beginning balance	600,000,000		(516,000,000)		(106,000,000)
Cash flow, financing derivatives	422,000,000		(61,000,000)		487,000,000
Fair value gains and losses and exchange movements, financing derivatives	(1,011,000,000)		1,162,000,000		(903,000,000)
Interest income/(charges), financing derivatives	(43,000,000)		15,000,000		(233,000,000)
Other non-cash movements, financing derivatives					230,000,000
Disposal, financing derivatives					9,000,000
Financing derivatives, ending balance	(32,000,000)		600,000,000		(516,000,000)
Net debt
Net debt (net of related derivative financial instruments) at start of year	(23,002,000,000)		(19,274,000,000)		(25,325,000,000)
Change in debt resulting from cash flows	(744,000,000)		(4,743,000,000)		4,899,000,000
Changes in fair value of financial assets and liabilities and exchange movements	(1,648,000,000)		2,098,000,000		(2,273,000,000)
Net interest charge on the components of net debt	(1,076,000,000)		(1,017,000,000)		(2,401,000,000)
Other non-cash movements	(27,000,000)		(66,000,000)		(64,000,000)
Disposal	0		0		5,890,000,000
Net debt (net of related derivative financial instruments) at end of year	(26,529,000,000)		(23,002,000,000)		(19,274,000,000)
Interest payable	223,000,000		197,000,000		210,000,000
Cash outflow on non debt related items	24,000,000		12,000,000		0
Derivative cash inflow in relation to capital expenditure	13,000,000		12,000,000		18,000,000
Cash flow (used in)/from financing activities, discontinued operations	0		231,000,000	[1]	(1,611,000,000)
Exceptional items
Net debt
Net interest charge on the components of net debt	0		£ (3,000,000)		£ (1,313,000,000)
Non-current assets
Financing derivatives
Financing derivatives, ending balance	996,000,000
Net debt
Net debt (net of related derivative financial instruments) at end of year	996,000,000
Current assets
Cash and cash equivalents
Cash and cash equivalents excluding bank overdrafts, ending balance	252,000,000
Net cash and cash equivalents
Cash and cash equivalents, ending balance	252,000,000
Financial investments
Financial investments, ending balance	1,981,000,000
Financing derivatives
Financing derivatives, ending balance	56,000,000
Net debt
Net debt (net of related derivative financial instruments) at end of year	2,289,000,000
Current liabilities
Borrowings
Borrowings, ending balance	(4,472,000,000)
Financing derivatives
Financing derivatives, ending balance	(282,000,000)
Net debt
Net debt (net of related derivative financial instruments) at end of year	(4,754,000,000)
Non-current liabilities
Borrowings
Borrowings, ending balance	(24,258,000,000)
Financing derivatives
Financing derivatives, ending balance	(802,000,000)
Net debt
Net debt (net of related derivative financial instruments) at end of year	£ (25,060,000,000)

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).